Identifiable Intangible Assets and Goodwill - Finite-lived Intangible Assets Percentage of Total Intangibles (Details) (Details)	Dec. 31, 2014
Global Innovative Pharmaceutical [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	33.00%
Global Innovative Pharmaceutical [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	0.00%
Global Vaccines, Oncology and Consumer Healthcare [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	34.00%
Global Vaccines, Oncology and Consumer Healthcare [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	80.00%
Global Established Pharmaceutical [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	33.00%
Global Established Pharmaceutical [Member] | Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	20.00%